INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2022
INCOME TAXES
Schedule of deferred tax assets
	As of September 30,
	2022	2021	2020
Deferred tax assets:
Canada	$-	$-	$288
Hong Kong	-	518	428
PRC	-	7,374	157
Subtotal	-	7,892	873
Less: Valuation allowance	-	(7,892)	(873)
Net deferred tax assets	$-	$-	$-